Schedule of segment operations (Details) - USD ($)			5 Months Ended	12 Months Ended
		Feb. 12, 2026	Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
ScheduleOfSegmentOperationsLineItems [Line Items]
Revenue				$ 25,852,647
Other income				213,587
Depreciation and amortisation				(186,173)		(113,370)	(148,313)
Share-based payments				(14,313,666)
Listing and acquisition-related costs		$ (1,621,226)		(3,640,118)	[1]
Other expenses				(30,647,419)
Operating profit / (loss)				(22,721,142)
Finance costs				(2,015,909)		(317,103)	(82,755)
Finance income				157,873
Share of profit of equity-accounted investments			$ 36,688	36,688
Loss before income tax				(24,542,490)		(1,972,954)	(1,715,375)
Income tax (expense) / benefit				(113,871)
Loss for the year				(24,656,361)		$ (1,972,954)	$ (1,715,375)
Braiin corporate [member]
ScheduleOfSegmentOperationsLineItems [Line Items]
Revenue				145,885
Other income				73,308
Depreciation and amortisation				(36,876)
Share-based payments				(14,134,589)
Listing and acquisition-related costs	[1]			(3,640,118)
Other expenses				(4,506,751)
Operating profit / (loss)				(22,099,141)
Finance costs				(1,853,275)
Finance income				245
Share of profit of equity-accounted investments
Loss before income tax				(23,952,171)
Income tax (expense) / benefit
Loss for the year				(23,952,171)
VIS Networks Private Limited [Member]
ScheduleOfSegmentOperationsLineItems [Line Items]
Revenue	[2]			21,310,345
Other income	[2]			140,136
Depreciation and amortisation	[2]			(149,297)
Share-based payments	[2]
Listing and acquisition-related costs	[1],[2]
Other expenses	[2]			(22,744,894)
Operating profit / (loss)	[2]			(1,443,710)
Finance costs	[2]			(147,124)
Finance income	[2]			152,795
Share of profit of equity-accounted investments	[2]			36,688
Loss before income tax	[2]			(1,401,351)
Income tax (expense) / benefit	[2]			77,497
Loss for the year	[2]			(1,323,854)
Vega Global Technologies Pty Ltd [member]
ScheduleOfSegmentOperationsLineItems [Line Items]
Revenue	[2]			3,952,099
Other income	[2]			143
Depreciation and amortisation	[2]
Share-based payments	[2]			(179,077)
Listing and acquisition-related costs	[1],[2]
Other expenses	[2]			(3,005,061)
Operating profit / (loss)	[2]			768,104
Finance costs	[2]			(15,510)
Finance income	[2]			4,833
Share of profit of equity-accounted investments	[2]
Loss before income tax	[2]			757,427
Income tax (expense) / benefit	[2]			(191,368)
Loss for the year	[2]			566,059
Connect Simple Pty Ltd [member]
ScheduleOfSegmentOperationsLineItems [Line Items]
Revenue	[2]			444,318
Other income	[2]
Depreciation and amortisation	[2]
Share-based payments	[2]
Listing and acquisition-related costs	[1],[2]
Other expenses	[2]			(390,713)
Operating profit / (loss)	[2]			53,605
Finance costs	[2]
Finance income	[2]
Share of profit of equity-accounted investments	[2]
Loss before income tax	[2]			53,605
Income tax (expense) / benefit	[2]
Loss for the year	[2]			$ 53,605

[1]	The costs of the Nasdaq listing and of the acquisitions completed on 12 February 2026, including the acquisition-related legal costs of USD 1,621,226 (Note 37). They are included in professional services and in administrative and other expenses, and are material items of expense disclosed under IFRS 8 paragraph 23(f).
[2]	VIS, Vega and Connect Simple were acquired on 12 February 2026, and their results cover the period from that date to 30 June 2026 only. Before the acquisitions the Group had a single operating segment, being the activities now reported as Braiin corporate, whose results are those of the Group as a whole for the years ended 30 June 2025 and 2024; no comparative segment information is therefore presented. The Braiin corporate segment covers the full year and includes the share-based payment charge and the professional and legal costs of the Nasdaq listing and the acquisitions. Goodwill is presented in the segment of the business acquired, and the total assets of the VIS, Vega and Connect Simple segments include the goodwill allocated to them. A breakdown of goodwill by cash-generating unit is set out in Note 25. The deferred consideration on the acquisition of the VIS group, and the related exchange differences, are presented within Braiin corporate.